Discontinued Operations and Disposition of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Net Loss from Discontinued Operations

As a result of the sale, the Company recognized a net loss from the discontinued operations as follows:

	Notes	December 31 2018 $	December 31 2017 $

Revenue		884.4	1,111.4
Expenses		(953.8)	(1,111.4)
Impairment of goodwill	12	(53.0)	-

Loss from operating activities, before income taxes		(122.4)	-
Income taxes on operating activities		10.8	-

Loss from operating activities, net of income taxes		(111.6)	-

Gain on disposal of discontinued operations before income taxes		1.5	-
Income taxes on disposal of discontinued operations		(13.8)	-

Loss on disposal of discontinued operations, net of income taxes		(12.3)	-

Net loss from discontinued operations		(123.9)	-

Disposal of major subsidiary [member]
Statement [LineItems]
Summary of Disposition of Subsidiary and Construction Services

Innovyze, Inc. - Disposition of Subsidiaries

On May 5, 2017, the Company completed the sale of the shares of Innovyze, Inc. along with its subsidiaries Innovyze Pty Limited and Innovyze Limited (collectively, Innovyze). Innovyze was acquired as part of the MWH acquisition and formed part of the Company’s Consulting Services – United States and Consulting Services – Global reportable segments.

As a result of the sale, the Company recognized the following gain on disposition in the consolidated statements of income for the year ended December 31, 2017.

$

Gross proceeds	369.1
Working capital adjustments	(15.3)
Transaction costs	(16.9)

Net proceeds from sale, net of cash sold	336.9

Net assets disposed	(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity	(13.8)

Gain on disposal of a subsidiary	54.6